Fair Value Measurements (Details) $ / shares in Units, $ in Thousands		1 Months Ended	3 Months Ended	5 Months Ended	12 Months Ended
	Feb. 03, 2022	Feb. 03, 2023 USD ($)	Mar. 31, 2023 USD ($) shares	Jun. 07, 2023 USD ($)	Dec. 31, 2023 $ / shares	Mar. 31, 2024
Fair Value Measurements (Details) [Line Items]
Purchase an aggregate (in Shares) | shares			34,588
Total proceeds (in Dollars)		$ 5,836	$ 5,836
Exercise their options	1 year
Option holders exercised			2
Loans [Member]
Fair Value Measurements (Details) [Line Items]
Loan options (in Dollars)			$ 30	$ 30
Black-Scholes-Merton Model [Member]
Fair Value Measurements (Details) [Line Items]
Risk free rate					3.80%
Volatility Rate					39.40%
Expected Term					5 years
Strike price (in Dollars per share) | $ / shares					$ 11.5
Measurement Input, Expected Term [Member] | Monte Carlo Simulation [Member]
Fair Value Measurements (Details) [Line Items]
Risk-free rate					3
Measurement Input, Expected Term [Member] | Black-Scholes-Merton Model [Member]
Fair Value Measurements (Details) [Line Items]
Closing price						5
Measurement Input, Risk Free Interest Rate [Member] | Monte Carlo Simulation [Member]
Fair Value Measurements (Details) [Line Items]
Risk-free rate					0.041	0.045
Measurement Input, Risk Free Interest Rate [Member] | Black-Scholes-Merton Model [Member]
Fair Value Measurements (Details) [Line Items]
Closing price						0.042
Measurement Input, Operating Asset Volatility [Member] | Monte Carlo Simulation [Member]
Fair Value Measurements (Details) [Line Items]
Risk-free rate					0.385	0.373
Measurement Input, Offered Price [Member] | Black-Scholes-Merton Model [Member]
Fair Value Measurements (Details) [Line Items]
Closing price					10.1	11.39
Measurement Input, Price Volatility [Member] | Black-Scholes-Merton Model [Member]
Fair Value Measurements (Details) [Line Items]
Closing price						0.381
Measurement Input, Strike Price [Member] | Black-Scholes-Merton Model [Member]
Fair Value Measurements (Details) [Line Items]
Closing price						11.5